SEGMENTAL INFORMATION - Profit (Loss) and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gross profit (loss)	$ 1,709	$ 904	$ 750
Cost of sales	2,699	2,626	2,584
Amortisation	570	583	558
Operating segments
Disclosure of operating segments [line items]
Gross profit (loss)	2,017	1,092	852
Cost of sales	3,039	3,054	3,064
Amortisation	674	720	723
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Gross profit (loss)	83	79	22
Cost of sales	287	479	589
Amortisation	0	61	72
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Gross profit (loss)	1,792	983	772
Cost of sales	2,986	3,105	3,173
Amortisation	570	644	630
Africa | Operating segments
Disclosure of operating segments [line items]
Gross profit (loss)	1,201	605	380
Cost of sales	1,572	1,601	1,607
Amortisation	349	367	379
Australia | Operating segments
Disclosure of operating segments [line items]
Gross profit (loss)	286	221	160
Cost of sales	705	632	622
Amortisation	160	173	149
Americas | Operating segments
Disclosure of operating segments [line items]
Gross profit (loss)	532	265	310
Cost of sales	764	822	838
Amortisation	163	177	192
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Gross profit (loss)	(2)	1	2
Cost of sales	(2)	(1)	(3)
Amortisation	2	3	3
Equity-Accounted Investments | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Gross profit (loss)	(308)	(188)	(102)
Cost of sales	(340)	(428)	(480)
Amortisation	$ (104)	$ (137)	$ (165)
Gold, ounces | Two customers
Disclosure of operating segments [line items]
Percentage of gold sold to two customers (in percent)	38.00%
Gold, ounces | ANZ Investment Bank Ltd
Disclosure of operating segments [line items]
Percentage of gold sold to two customers (in percent)	18.00%
Gold, ounces | Standard Chartered Bank
Disclosure of operating segments [line items]
Percentage of gold sold to two customers (in percent)	20.00%